Stock Options (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Payment Arrangement [Abstract]
Weighted average remaining life, stock options	7 years 4 months 13 days		7 years 2 months 12 days	2 years 6 months 21 days
Stock options, aggregate intrinsic value	$ 0
Compensation expense	$ 0	$ 0